UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: |_|

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Wesley Capital Management, LLC

Address:    717 5th Avenue
            14th Floor
            New York, NY 10022

13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Arthur Wrubel
Title:      Managing Member
Phone:      (212) 421-7002

Signature, Place and Date of Signing:


/s/ Arthur Wrubel               New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:      $142,714
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13111               Wesley Capital QP, LP

                                                             FORM 13F INFORMATION TABLE
                                                           Wesley Capital Management LLC
                                                                 December 31, 2011
COLUMN 1                           COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x1000) PRN AMT   PRN CALL DISCRETION      MNGRS SOLE SHARED   NONE
--------------                  --------------   -----      ------- -------   --- ---- ----------      ----- ---- ------   ----
AMERICAN CAPITAL AGENCY CORP         COM        02503X105   9,126     325,000 SH       SOLE                                  325,000
ANNALY CAPITAL MANAGEMENT INC        COM        035710409  22,743   1,425,000 SH       SOLE                                1,425,000
APOLLO GLOBAL MANAGEMENT LLC      CL A SHS      037612306   3,723     300,000 SH       SHARED-DEFINED  1          300,000
CBRE GROUP INC                      CL A        12504L109   1,522     100,000 SH       SHARED-DEFINED  1          100,000
CAPITALSOURCE INC                    COM        14055X102     335      50,000 SH       SHARED-DEFINED  1           50,000
CYS INVTS INC                        COM        12673A108  10,578     804,994 SH       SOLE                                  804,994
EQUITY LIFESTYLE PPTYS INC           COM        29472R108   4,668      70,000 SH       SHARED-DEFINED  1           70,000
FOREST CITY ENTERPRISES INC         CL A        345550107     591      50,000 SH       SHARED-DEFINED  1           50,000
GLIMCHER REALTY TRUST           SH BEN INT A    379302102   4,370     475,000 SH       SHARED-DEFINED  1          475,000
HATTERAS FINANCIAL CORP              COM        41902R103  11,207     425,001 SH       SOLE                                  425,001
HOST HOTELS & RESORTS INC            COM        44107P104   4,800     325,000 SH       SHARED-DEFINED  1          325,000
MFA FINANCIAL INC                    COM        55272X102   5,017     746,600 SH       SHARED-DEFINED  1          746,600
MFA FINANCIAL INC                    COM        55272X102  34,608   5,150,000 SH       SOLE                                5,150,000
POST PPTYS INC                       COM        737464107   1,530      35,000 SH       SHARED-DEFINED  1           35,000
SL GREEN RLTY CORP                   COM        78440X101   4,665      70,000 SH       SHARED-DEFINED  1           70,000
SIMON PPTY GROUP INC NEW             COM        828806109   4,513      35,000 SH       SHARED-DEFINED  1           35,000
SUNRISE SENIOR LIVING INC            COM        86768K106   3,240     500,000 SH       SHARED-DEFINED  1          500,000
SUNSTONE HOTEL INVS INC NEW          COM        867892101   2,853     350,000 SH       SHARED-DEFINED  1          350,000
TWO HBRS INVT CORP                   COM        90187B101  11,088   1,200,000 SH       SOLE                                1,200,000
VORNADO RLTY TR                  SH BEN INT     929042109   1,537      20,000 SH       SHARED-DEFINED  1           20,000

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